United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies


                                      811-1

                      (Investment Company Act File Number)


                       Federated Stock and Bond Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/04


                 Date of Reporting Period: Quarter ended 8/31/04



Item 1.     Schedule of Investments

Federated Stock and Bond Fund, Inc.
Portfolio of Investments
August 31, 2004 (unaudited)


 Shares or
 Principal
 Amount                                                                        Value


                     Stocks--71.0%
                     Common Stocks--68.2%
                     Consumer Discretionary--7.1%
 61,900              Clear Channel Communications, Inc.                    $   2,074,269
 54,600              Gap (The), Inc.                                           1,023,204
 85,300              Home Depot, Inc.                                          3,118,568
 34,500              Johnson Controls, Inc.                                    1,942,350
 86,300              McDonald's Corp.                                          2,331,826
 25,800              Nike, Inc., Class B                                       1,942,998
 21,400              Omnicom Group, Inc.                                       1,472,534
 55,200              Target Corp.                                              2,460,816
 100,000             Viacom, Inc., Class B                                     3,331,000
 140,000             Walt Disney Co.                                           3,143,000
                     Total                                                     22,840,565
                     Consumer Staples--7.7%
 90,500              Altria Group, Inc.                                        4,429,975
 65,100              Coca-Cola Co.                                             2,910,621
 63,850              Gillette Co.                                              2,713,625
 109,600             Kroger Co.                                                1,811,688
 52,900              PepsiCo, Inc.                                             2,645,000
 35,200              Procter & Gamble Co.                                      1,970,144
 82,200              Sara Lee Corp.                                            1,819,086
 120,200             Wal-Mart Stores, Inc.                                     6,330,934
                     Total                                                     24,631,073
                     Energy--5.1%
 22,700              ChevronTexaco Corp.                                       2,213,250
 23,500              ConocoPhillips                                            1,749,105
 178,600             Exxon Mobil Corp.                                         8,233,460
 72,900              Halliburton Co.                                           2,126,493
 59,200          1   Transocean Sedco Forex, Inc.                              1,817,440
                     Total                                                     16,139,748
                     Financials--13.0%
 54,300              Allstate Corp.                                            2,563,503
 89,000              American International Group, Inc.                        6,340,360
 72,200              Bank of America Corp.                                     3,247,556
 76,900              Bank of New York Co., Inc.                                2,291,620
 109,000             Citigroup, Inc.                                           5,077,220
 32,600              Federal National Mortgage Association                     2,427,070
 25,600              Goldman Sachs Group, Inc.                                 2,295,040
 116,000             J.P. Morgan Chase & Co.                                   4,591,280
 23,200              Lehman Brothers Holdings, Inc.                            1,714,248
 69,300              MBNA Corp.                                                1,672,902
 44,600              Merrill Lynch & Co., Inc.                                 2,277,722
 68,000              Morgan Stanley                                            3,449,640
 37,500              Wachovia Corp.                                            1,759,125
 35,000              Wells Fargo & Co.                                         2,056,250
                     Total                                                     41,763,536
                     Healthcare--8.7%
 41,300              Abbott Laboratories                                       1,721,797
 55,000              Baxter International, Inc.                                1,679,700
 31,350          1   Biogen Idec, Inc.                                         1,859,995
 59,700              Bristol-Myers Squibb Co.                                  1,416,681
 39,325              Johnson & Johnson                                         2,284,783
 24,500              Lilly (Eli) & Co.                                         1,554,525
 54,700              McKesson HBOC, Inc.                                       1,692,965
 74,100          1   Medimmune, Inc.                                           1,768,767
 36,700              Medtronic, Inc.                                           1,825,825
 56,900              Merck & Co., Inc.                                         2,558,793
 169,400             Pfizer, Inc.                                              5,534,298
 96,900              Schering Plough Corp.                                     1,788,774
 62,800              Wyeth                                                     2,296,596
                     Total
                     Industrials--9.5%
 19,700              Caterpillar, Inc.                                         1,432,190
 77,900              Cendant Corp.                                             1,684,977
 47,800              Danaher Corp.                                             2,457,876
 19,300              Deere & Co.                                               1,221,111
 22,700              FedEx Corp.                                               1,861,173
 278,000             General Electric Co.                                      9,115,620
 38,300              Ingersoll-Rand Co., Class A                               2,489,883
 60,400              Masco Corp.                                               1,940,652
 52,400              Raytheon Co.                                              1,819,852
 29,000              Textron, Inc.                                             1,841,210
 84,500              Tyco International Ltd.                                   2,646,540
 69,400              Waste Management, Inc.                                    1,928,626
                     Total                                                     30,439,710
                     Information Technology--11.4%
 65,200              Analog Devices, Inc.                                      2,263,744
 275,000         1   Applied Materials, Inc.                                   4,369,750
 240,700         1   Cisco Systems, Inc.                                       4,515,532
 62,900          1   Dell, Inc.                                                2,191,436
 162,300             Hewlett-Packard Co.                                       2,903,547
 192,800             Intel Corp.                                               4,104,712
 33,600              International Business Machines Corp.                     2,845,584
 60,100          1   KLA-Tencor Corp.                                          2,245,336
 50,900          1   Lam Research Corp.                                        1,096,895
 286,300             Microsoft Corp.                                           7,815,990
 213,900         1   Oracle Corp.                                              2,132,583
                     Total                                                     36,485,109
                     Materials--2.1%
 71,100              Alcoa, Inc.                                               2,302,218
 50,700              Du Pont (E.I.) de Nemours & Co.                           2,142,582
 55,900              International Paper Co.                                   2,237,118
                     Total                                                     6,681,918
                     Telecommunication Services--3.6%
 96,500              AT&T Corp.                                                1,426,270
 103,600             BellSouth Corp.                                           2,772,336
 129,400             SBC Communications, Inc.                                  3,337,226
 101,100             Verizon Communications                                    3,968,175
                     Total                                                     11,504,007
                     Undefined--0.0%
 1,000               Arcadia Financial Ltd. - Warrants                         0
 440             1   NRG Energy, Inc.                                          12,034
                     Total                                                     12,034
                     Total Common Stocks (identified cost $199,591,358)        218,481,199
                     futures contracts collateral--2.8%2
$1,500,000           United States Treasury Bill, 11/18/2004                   1,495,050
 7,500,000           United States Treasury Bill, 11/26/2004                   7,472,625
                     Total futures contracts collateral (identified
                     cost $8,968,217)                                          8,967,675
                     Total Stocks (identified cost $208,559,575)               227,448,874
                     Asset-Backed Securities--0.2%
 291,797        3,4  125 Home Loan Owner Trust 1998-1A B1, 9.26%,
                     02/15/2029                                                296,037
 410,307             Residential Asset Mortgage Pro 2003RS11 AIIB,
                     12/25/2033                                                411,989
 18,904         3,4  SMFC Trust Asset-Backed Certificates , Series
                     1997-A B1-4, 1/28/2027                                    14,491
                     Total Asset-Backed Securities (identified cost
                     $719,260)                                                 722,517
                     Collateralized Mortgage Obligations--0.8%
 1,243,066           Federal National Mortgage Association REMIC
                     2002-52 FG, 2.115%, 9/25/2032                             1,248,585
 841,390             Morgan Stanley Capital, Inc. 2004-T13 A1, 2.85%,
                     9/13/2045                                                 832,521
 443,070             Wells Fargo Mortgage Backed Securities 2003-18
                     Series 2003-18, Class A1, 5.5%, 12/25/2033                444,736
                     Total Collateralized Mortgage Obligations
                     (identified cost $2,533,094)                              2,525,842
                     Corporate Bonds--8.5%
                     Basic Industry - Metals & Mining--0.1%
 100,000             Inco Ltd., 5.7%, 10/15/2015                               102,183
 100,000             Thiokol Corp., Sr. Note, 6.625%, 3/01/2008                109,987
                     Total                                                     212,170
                     Basic Industry - Paper--0.2%
 70,000              International Paper Co., 5.5%, 1/15/2014                  71,614
 200,000             Louisiana-Pacific Corp., 8.875%, 8/15/2010                237,000
 150,000             Pope & Talbot, Inc., 8.375%, 6/1/2013                     156,750
 275,000             Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                 315,257
                     Total                                                     780,621
                     Capital Goods - Diversified Manufacturing--0.3%
 100,000             Briggs & Stratton Corp., Company Guarantee,
                     8.875%, 3/15/2011                                         119,000
 250,000             Kennametal, Inc., 7.2%, 6/15/2012                         272,350
 250,000        3,4  Tyco International Group, Note, 4.436%, 6/15/2007         255,985
 250,000             Tyco International Group, Note, 5.8%, 8/01/2006           262,882
                     Total                                                     910,217
                     Communications - Media & Cable--0.4%
 500,000             British Sky Broadcasting Group PLC, Note, 6.875%,
                     2/23/2009                                                 550,545
 750,000             Cox Communications, Inc., 7.75%, 8/15/2006                803,662
                     Total                                                     1,354,207
                     Communications - Media Noncable--0.2%
 250,000             Clear Channel Communications, 3.125%, 2/01/2007           247,321
 300,000             Univision Communications,, Sr. Note, 3.5%,
                     10/15/2007                                                298,713
                     Total                                                     546,034
                     Communications - Telecom Internet--0.0%
 50,000              Insight Midwest LP, Sr. Note, 9.75%, 10/01/2009           52,750
                     Communications - Telecom Wireless--0.2%
 250,000             AT&T Wireless Services, , Sr. Note, 7.35%,
                     3/01/2006                                                 267,010
 260,000             Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011       298,769
                     Total                                                     565,779
                     Communications - Telecom Wirelines--0.6%
 150,000             Citizens Communications , 9%, 8/15/2031                   148,125
 250,000             Citizens Communications, Unsecd. Note, 9.25%,
                     5/15/2011                                                 271,250
 100,000             Deutsche Telekom International, 5.25%, 7/22/2013          101,721
 140,000        3,4  KT Corp., Note, 5.875%, 6/24/2014                         144,505
 500,000             Sprint Capital Corp., 7.125%, 1/30/2006                   530,141
 200,000             Telefonos de Mexico, Note, 4.5%, 11/19/2008               201,639
 400,000             Verizon Global Funding, 7.75%, 6/15/2032                  473,548
                     Total                                                     1,870,929
                     Consumer Cyclical - Automotive--0.6%
$250,000             DaimlerChrysler NA, 6.5%, 11/15/2013                      269,982
 250,000             Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031            245,838
 250,000             Ford Motor Credit Co., Note, 7.375%, 10/28/2009           273,920
 100,000             General Motors Acceptance, 4.5%, 7/15/2006                101,948
 500,000             General Motors Acceptance, 7.5%, 7/15/2005                520,560
 500,000             General Motors Corp., Note, 7.2%, 1/15/2011               530,360
                     Total                                                     1,942,608
                     Consumer Cyclical - Entertainment--0.2%
 300,000             AOL Time Warner, Inc., Bond, 7.7%, 5/01/2032              347,484
 300,000             Carnival Corp., 3.75%, 11/15/2007                         300,858
 20,000         3,4  International Speedway C, 4.2%, 4/15/2009                 20,112
 80,000         3,4  International Speedway C, 5.4%, 4/15/2014                 81,833
                     Total                                                     750,287
                     Consumer Cyclical - Retailers--0.3%
 500,000             CVS Corp., 5.625%, 3/15/2006                              522,640
 90,000              Neiman-Marcus Group, Inc., Sr. Deb., 7.125%,
                     6/01/2028                                                 101,061
 250,000             Wal-Mart Stores, Inc., Unsecd. Note, 3.375%,
                     10/01/2008                                                248,655
                     Total                                                     872,356
                     Consumer Non - Consumer Products--0.1%
 300,000             Alberto-Culver Co., Unsecd. Note, 8.25%, 11/01/2005       319,650
                     Consumer Non - Food/Beverage--0.2%
 75,000              Diageo Finance BV, Unsecd. Note, 3%, 12/15/2006           75,212
 500,000             Kraft Foods, Inc., Note, 4.625%, 11/01/2006               516,390
                     Total                                                     591,602
                     Consumer Non - Health Care--0.1%
 260,000             Boston Scientific Corp., 5.45%, 6/15/2014                 267,808
                     Consumer Non - Supermarkets--0.1%
 250,000             Kroger Co., 7.5%, 4/01/2031                               289,732
                     Consumer Non - Tobacco--0.0%
 65,000              Altria Group, Inc., 5.625%, 11/04/2008                    66,784
 70,000              Philip Morris, Note, 6.375%, 2/1/2006                     72,715
                     Total                                                     139,499
                     Energy - Independent--0.2%
 75,000              Calpine Corp., Note, 7.75%, 4/15/2009                     46,313
 120,000        3,4  Gazprom International SA, Company Guarantee,
                     7.201%, 2/01/2020                                         120,900
 250,000             Pemex Project Funding Master, Company Guarantee,
                     9.125%, 10/13/2010                                        299,875
 190,000        3,4  Ras Laffan Liquified Nat, 3.437%, 9/15/2009               189,160
                     Total                                                     656,248
                     Energy - Integrated--0.3%
 250,000             Conoco, Inc., 5.45%, 10/15/2006                           263,332
 500,000             Husky Oil Ltd., Company Guarantee, 8.9%, 8/15/2028        584,174
 35,000              Petro-Canada, Deb., 7%, 11/15/2028                        38,886
 100,000        3,4  Statoil ASA, 5.125%, 4/30/2014                            102,511
                     Total                                                     988,903
                     Energy - Oil Field Services--0.0%
 50,000              Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019           58,760
                     Energy - Refining--0.1%
 300,000             Valero Energy Corp., 7.5%, 4/15/2032                      349,275
                     Financial Institution - Banking--0.6%
 300,000             Corp Andina De Fomento, Bond, 7.375%, 1/18/2011           340,476
 750,000             FirstBank Puerto Rico, Sub. Note, 7.625%,
                     12/15/2005                                                782,312
 60,000              HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009              67,176
 483,010        3,4  Regional Diversified Funding, 9.25%, 3/15/2030            566,005
 100,000             US BANK NA, 6.3%, 2/04/2014                               110,959
 120,000             Union Planters Corp., 4.375%, 12/01/2010                  121,022
                     Total                                                     1,987,950
                     Financial Institution - Brokerage--0.4%
 500,000        3,4  FMR Corp., 4.75%, 3/01/2013                               501,175
$250,000             Goldman Sachs Group, Inc., 6.125%, 2/15/2033              251,460
 250,000             Lehman Brothers Holdings, 7.875%, 8/15/2010               297,005
 250,000             Morgan Stanley Group, Inc., 5.3%, 3/01/2013               256,422
                     Total                                                     1,306,062
                     Financial Institution - Finance Noncaptive--0.2%
 250,000             Capital One Financial , Note, 7.125%, 8/01/2008           275,500
 250,000             General Electric Co., Note, 5%, 2/01/2013                 257,665
 30,000              Heller Financial, Inc., Note, 7.375%, 11/01/2009          34,783
 55,000              Newcourt Credit Group, Inc., Company Guarantee,
                     6.875%, 2/16/2005                                         56,195
                     Total                                                     624,143
                     Financial Institution - Insurance - Life--1.3%
 400,000             AXA-UAP, Sub. Note, 8.6%, 12/15/2030                      516,996
 1,250,000           Delphi Funding, 9.31%, 3/25/2027                          1,334,375
 750,000        3,4  Life Re Capital Trust I, Company Guarantee, 8.72%,
                     6/15/2027                                                 813,855
 300,000        3,4  Pacific LifeCorp., Bond, 6.6%, 9/15/2033                  326,232
 100,000             Principal Financial Group, 6.125%, 10/15/2033             103,219
 150,000             Prudential Financial, 5.75%, 7/15/2033                    146,454
 750,000        3,4  Union Central Life Insurance Co., Note, 8.2%,
                     11/1/2026                                                 841,117
                     Total                                                     4,082,248
                     Financial Institution - Insurance - P&C--0.2%
 250,000        3,4  MBIA Global Funding LLC, 2.875%, 11/30/2006               249,768
 100,000             Marsh & McLennan Cos., , Sr. Note, 7.125%,
                     6/15/2009                                                 113,556
 100,000        3,4  Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033           102,113
 250,000             Travelers Property Casual, Sr. Note, 5%, 3/15/2013        248,528
                     Total                                                     713,965
                     Financial Institution - REITs--0.3%
 450,000             EOP Operating LP, 8.375%, 3/15/2006                       487,615
 45,000              Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009            50,471
 250,000             Simon Property Group, Inc., 6.35%, 8/28/2012              272,203
                     Total                                                     810,289
                     Sovereign--0.1%
 300,000             KFW-Kredit Wiederaufbau, 2.7%, 3/01/2007                  298,407
 175,000             United Mexican States, 6.625%, 3/03/2015                  185,063
                     Total                                                     483,470
                     State/Provincial--0.1%
 650,000             New South Wales, State of, Local Gov't. Guarantee,
                     6.5%, 5/01/2006                                           464,699
                     Supranational--0.4%
 130,000,000         International Bank Reconstruction & Development,
                     2%, Series 670, 2/18/2008                                 1,256,621
                     Technology--0.1%
 200,000             First Data Corp., 4.7%, 8/01/2013                         200,612
                     Transportation - Airlines--0.1%
 51,960              Northwest Airlines Pass , Pass Thru Cert., 7.575%,
                     3/01/2019                                                 51,641
 255,000             Southwest Airlines Co., Deb., 7.375%, 3/1/2027            280,755
                     Total                                                     332,396
                     Transportation - Railroads--0.1%
 200,000             Canadian Pacific RR, 6.25%, 10/15/2011                    221,066
                     Transportation - Services--0.1%
 200,000             FedEx Corp., Note, 2.65%, 4/01/2007                       196,940
                     Utility - Electric--0.3%
 200,000             Alabama Power Co., 2.8%, 12/01/2006                       200,222
 250,000             American Electric Power C, Note, 6.125%, 5/15/2006        263,233
 300,000        3,4  FirstEnergy Corp., 5.5%, 11/15/2006                       313,840
$130,000             Pacific Gas & Electric C, 6.05%, 3/01/2034                130,694
                     Total                                                     907,989
                     Total Corporate Bonds (identified cost $26,308,238)       27,107,885
                     Government Agencies--0.6%
 1,000,000           Federal Home Loan Mortgage Corp., 5.750%, 4/15/2008       1,084,480
 375,000             Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032       420,323
 500,000             Federal National Mortgage Association, 4.375%,
                     10/15/2006                                                517,940
                     Total Government Agencies (identified cost
                     $1,909,505)                                               2,022,743
                     Governments/Agencies--0.6%
 700,000             Austria, Government of, Bond, Series 981, 5%,
                     1/15/2008                                                 907,869
 750,000             Germany, Government of, Bond, 3.75%, 1/04/2009            932,690
                     Total Governments/Agencies (identified cost
                     $1,287,943)                                               1,840,559
                     Mortgage Backed Securities--0.0%
 22,177              Federal Home Loan Mortgage Corp. Pool C25621,
                     6.500%, 5/1/2029                                          23,417
 8,064               Federal Home Loan Mortgage Corp. Pool E77591,
                     6.500%, 7/1/2014                                          8,592
 11,191              Federal National Mortgage Association Pool 303168,
                     9.500%, 30 Year, 2/1/2025                                 12,445
 7,048               Federal National Mortgage Association Pool 323159,
                     7.500%, 4/1/2028                                          7,582
 3,726               Federal National Mortgage Association Pool 323970,
                     7.000%, 15 Year, 10/1/2014                                3,980
 11,051              Federal National Mortgage Association Pool 443215,
                     6.000%, 10/1/2028                                         11,529
 10,552              Federal National Mortgage Association Pool 511365,
                     7.000%, 8/1/2029                                          11,225
 1,475               Federal National Mortgage Association Pool 514184,
                     7.500%, 9/1/2029                                          1,583
 4,667               Government National Mortgage Association Pool
                     352214, 7.000%, 4/15/2023                                 5,022
 3,286               Government National Mortgage Association Pool
                     462739, 7.500%, 5/15/2028                                 3,549
 3,722               Government National Mortgage Association Pool
                     464835, 6.500%, 9/15/2028                                 3,940
 8,034               Government National Mortgage Association Pool
                     780339, 8.000%, 30 Year, 12/15/2023                       8,866
                     Total Mortgage Backed Securities (identified cost
                     $95,329)                                                  101,730
                     U.S. Treasury--2.2%
 1,650,000           United States Treasury Bond, 12.750%, 11/15/2010          1,858,824
 1,500,000           United States Treasury Bond, 6.250%, 8/15/2023            1,742,115
 730,000             United States Treasury Note, 3.250%, 8/15/2007            740,607
 500,000             United States Treasury Note, 4.000%, 2/15/2014            495,705
 35,000              United States Treasury Note, 4.375%, 8/15/2012            36,083
 900,000             United States Treasury Note, 4.750%, 5/15/2014            944,433
 35,000              United States Treasury Note, 4.875%, 2/15/2012            37,313
 40,000              United States Treasury Note, 5.000%, 2/15/2011            43,062
 500,000             United States Treasury Note, 5.750%, 8/15/2010            558,440
 700,000             United States Treasury Note, 7.875%, 11/15/2004           708,561
                     Total U.S. Treasury (identified cost $7,061,392)          7,165,143
                     Mutual Funds--15.4%5
 126,615             Emerging Markets Fixed Income Core Fund                   1,926,402
 2,775,318           Federated Mortgage Core Portfolio                         28,335,995
 1,158,320           High Yield Bond Portfolio                                 8,015,573
 10,925,409          Prime Value Obligations Fund, IS Shares                   10,925,409
                     Total Mutual Funds (identified cost $47,163,122)          49,203,379
                     Total Investments--99.3%
                     (identified cost $295,637,458)5                           318,138,672
                     Other assets and liabilities--net--0.7%                     2,124,513
                     Total Net assets--100%                                 $   320,263,185

1    Non-income producing security.

2 Treasury bills held as collateral for S&P 500 futures contracts. As of August 31, 2004, the Fund had the following open futures contracts:



       Expiration Date         Contracts to Receive                Position    Unrealized Appreciation/(Depreciation)
        September 2004         10 S&P Index Futures                Long         $(48,576)
        December 2004          23 S&P Index Futures                Long         23,412
        Net Unrealized Depreciation                                             $(25,164)

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $5,120,639 which represents 1.6% of total net assets.

4    Denotes a restricted  security,  including  securities purchased under Rule
     144A that been deemed  liquid by criteria  approved by the fund's  Board of
     Directors.  At August 31, 2004,  these  securities  amounted to  $5,120,639 which represents 1.6% of the total net asset.

5    Affiliated companies.

6    The cost of investments for federal tax purposes  amounts to  $295,644,108.
     The net unrealized appreciation of investments for federal tax purposes was $22,494,564. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,422,628 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,928,064.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:
REITs       --Real Estate Investments Trust
REMIC       --Real Estate Mortgage Investment Conduit




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock and Bond Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
           (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004